Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
REVENUE

NOTE 3:- REVENUE

Disaggregation of Revenues

	Year ended December 31,
	2025		2024		2023
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
Sweden	$747	72.8%	$224	29.2%	$247	16.8%
USA	204	19.9%	220	28.6%	148	10.1%
China (excluding Hong Kong)	6	0.6%	254	33.1%	639	43.5%
Hong Kong	16	1.5%	-	-	266	18.1%
Germany	-	-	20	2.6%	81	5.5%
Israel	53	5.2%	50	6.5%	50	3.4%
Other	-	-	-	-	39	2.6%
Total revenue	$1,026	100%	$768	100%	$1,470	100%

Revenue disaggregated by geography for the years ended December 31, 2025, 2024 and 2023, based on the billing address of the Company’s customers, consists of the following:

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and services revenue not yet performed. As of December 31, 2025 and 2024 the aggregate amount of the transaction price allocated to remaining performance obligations was $257 and $290, respectively. The Company expects to recognize 2025 remaining performance obligations as revenue during 2026.

Major Customers:

During the year ended December 31, 2025, the Company had two customers that accounted for 72.85% and 16.03%, respectively, of revenues.

During the year ended December 31, 2024, the Company had four customers that accounted for 19.5%, 18.4%, 16.9% and 14.5%, respectively, of revenues.

During the year ended December 31, 2023, the Company had three customers that accounted for 38.9%, 18.1% and 12.7%, respectively, of revenues.

No other customer accounted for 10% or more of revenues in 2025, 2024 or 2023. The 10% customers were different customers in each of 2025, 2024 and 2023.